Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		December 31
	2013	2012

Senior secured term B facility, net of debt discount $1,948 (2012 - $2,440)	$493,052	$497,560
Senior secured revolving credit	983,481	1,074,712
IRBs	64,000	109,000
Other	7,725	7,005
	1,548,258	1,688,277
Less current portion of long-term debt	5,969	6,907
	$1,542,289	$1,681,370

Schedule Of Long Term Debt, Credit Facility Details [Table Text Block]
	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Amended applicable margin	2.25%	1.25%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Amended applicable margin - minimum			1.25%	1.25%	0.25%
Amended applicable margin - maximum			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Schedule Of Long Term Debt, Credit Facility Outstanding Amounts [Table Text Block]
Details of outstanding debt - credit facilities
	December 31
	2013	2012

Term B facility
Amount drawn	$495,000	$500,000
Interest rate applicable	3.00%	3.50%

Consolidated revolver
Amount drawn	$983,481	$1,074,712
Letters of credit	$196,909	$183,767
Available	$669,610	$591,521
Amount drawn - Euro based loan	$463,250	$543,000
Interest rate applicable - Euro based loan	1.99%	2.21%
Amount drawn - BAs	$512,410	$527,691
Interest rate applicable - BAs	3.03%	3.28%
Amount drawn - U.S. based loan	$5,000	$-
Interest rate applicable - U.S. based loan	4.00%	-
Amount drawn - Canadian prime rate loan	$2,821	$4,021
Interest rate applicable - Canadian prime rate loan	3.75%	4.00%
Commitment - rate applicable	0.375%	0.375%

Schedule Of Long Term Debt, Debenture Details [Table Text Block]
Series B, senior secured debenture ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

Schedule of Extinguishment of Debt [Table Text Block]
		December 31
	2013	2012

Excess over principal of cash paid for redemption of debenture	$-	$5,198
Write-off of deferred financing costs	1,240	11,726
Loss on extinguishment of debt	$1,240	$16,924

Schedule Of Long Term Debt, Industrial Revenue Bonds Details [Table Text Block]
IRB Facility	Date entered	Term, expressed in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility(*)	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$5,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, expressed in years

2005 Seneca IRB Facility(*)						Aug. 1, 2008	Fixed rate	5

Note:
(*) Effective October 1, 2013, the Company provided notice to cancel its outstanding $45,000 2005 Seneca IRB facility and repaid the balance in full. The Company drew on its consolidated revolver to repay the 2005 Seneca IRB Facility.

Schedule Of Long Term Debt, Industrial Revenue Bonds Outstanding [Table Text Block]
		December 31
	2013	2012

2005 Seneca IRB Facility
Amount drawn	$-	$45,000
Annual interest rate	-	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.07%	0.14%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.07%	0.13%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$498	$476
Current daily interest rate	0.08%	0.14%

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2014	$1,135
2015	1,176
2016	1,220
2017	1,266
2018	1,314
Thereafter	5,685
11,796
Less amount representing interest	4,678
Present value of minimum capital lease obligations	$7,118

Schedule of Maturities of Long-term Debt [Table Text Block]
2014	$5,275
2015	4,666
2016	4,666
2017	4,666
2018	988,148
Thereafter	533,719
$1,541,140